OTHER PAYABLES AND ACCRUALS (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Payables And Accruals
Accrued expenses	$ 849	¥ 5,689	¥ 5,398
Deposits from customers | ¥		1,335	505
Deposits from customers | $	199
Liabilities related to bills receivable endorsed before maturity	320	2,150
Deposits from customers	1,368	9,174	5,903
Penalties related to income tax	566	3,789	3,025
Taxes other than income tax payable (a)	358	2,396	285
Accrued payroll	338	2,262	2,878
Others	6	42	7
Total other payables	1,268	8,489	6,195
Total	$ 2,636	¥ 17,663	¥ 12,098